Shareholder Report, Holdings (Details)_13	Jun. 30, 2024
Institutional Shares | Black Belt Energy Gas District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Texas Municipal Gas Acquisition and Supply Corp. II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | Main Street Natural Gas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | New Jersey Transportation Trust Fund Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Shares | Tobacco Settlement Financing Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Miami-Dade County Florida Expressway Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Shares | Metropolitan Pier & Exposition Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Illinois State [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Fort Worth Texas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Institutional Shares | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Institutional Shares | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Shares | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Shares | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Shares | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Shares | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Shares | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Investor Shares | Black Belt Energy Gas District [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Investor Shares | Texas Municipal Gas Acquisition and Supply Corp. II [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Investor Shares | Main Street Natural Gas, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Shares | New Jersey Transportation Trust Fund Authority [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Investor Shares | Tobacco Settlement Financing Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Shares | Miami-Dade County Florida Expressway Authority [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Shares | Metropolitan Pier & Exposition Authority [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Investor Shares | Illinois State [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Investor Shares | Fort Worth Texas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Investor Shares | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Investor Shares | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Investor Shares | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Investor Shares | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Investor Shares | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Investor Shares | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)